Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,824,436	$ 469,374
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Amounts due from related parties		89,897
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due from related parties	305,928	21,139
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Amounts due from related parties	61,803	345,297
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due from related parties	160,013	13,041
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due from related parties	1,021,150
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due from related parties	108,985
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Amounts due from related parties	$ 166,557